Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,402	$ 15,641
Restricted deposits	193	168
Short-term deposits	6,531
Pre-launch inventories	1,106
Prepaid expenses and other current assets	995	764
Total current assets	15,227	16,573
LONG-TERM ASSETS:
Property and equipment, net	5,094	6,075
Operating lease right-of-use assets	1,675	2,295
Other long-term assets	311	277
Total long-term assets	7,080	8,647
Total assets	22,307	25,220
CURRENT LIABILITIES:
Trade payables	2,856	2,409
Accrued expenses and other current liabilities	2,734	2,566
Current maturities of long-term debt	988	6,787
Current maturities of operating lease liabilities	1,161	919
Total current liabilities	7,739	12,681
LONG-TERM LIABILITIES:
Long-term debt		634
Deferred revenues	2,548	2,548
Long-term operating lease liabilities	647	1,277
Other liabilities	400	396
Total long-term liabilities	3,595	4,855
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value - Authorized: 107,800,000 shares at December 31, 2025 and 2024; Issued and outstanding: 18,204,002 and 10,190,904 shares at December 31, 2025 and 2024, respectively
Additional paid-in capital	312,473	275,015
Accumulated deficit	(301,500)	(267,331)
Total shareholders’ equity	10,973	7,684
Total liabilities and shareholders’ equity	$ 22,307	$ 25,220